Business combinations - Cash Outflow From Current and Past acquisitions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	[1]
Business combinations
Total purchase consideration	$ 115	$ 232
Consideration payable in future periods	(25)	(85)
Purchase consideration paid in cash	90	147
Cash and cash equivalents in acquired companies and businesses	(2)	(3)
Cash outflow on current period acquisitions	88	144
Deferred and contingent consideration paid	33	75
Cash outflow on current and past acquisitions	$ 121	$ 219	[1]	$ 298

[1]	Refer to foreign currency translation in material accounting policies section